Allowance for Doubtful Accounts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Summary of Changes in the Allowance for Doubtful Accounts
Changes in the allowance for doubtful accounts were as follows:

	Nine Months Ended September 30, 2020	Year Ended December 31, 2019
Allowance for doubtful accounts, beginning of the period	$686	$396
Provisions	1,236	717
Write-offs	(589)	(427)

Allowance for doubtful accounts, end of the period	$1,333	$686

Changes in the allowance for doubtful accounts were as follows:

	December 31,
	2018	2019
Allowance for doubtful accounts, beginning of the period	$185	$396
Provisions	211	717
Write-offs	—	(427)

Allowance for doubtful accounts, end of the period	$396	$686